Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Ordinary shares, par value	$ 0.000002	$ 0.000002
Ordinary shares, authorized	17,500,000,000	17,500,000,000
Ordinary shares, issued	12,255,200	12,255,200
Ordinary shares, outstanding	12,255,200	12,255,200
Common Class B [Member]
Ordinary shares, par value	$ 0.000002	$ 0.000002
Ordinary shares, authorized	7,500,000,000	7,500,000,000
Ordinary shares, issued	15,750,000	15,750,000
Ordinary shares, outstanding	15,750,000	15,750,000